Commitments, guarantees and contingencies	12 Months Ended
Mar. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments, guarantees and contingencies

19. Commitments, guarantees and contingencies

Capital commitments

As at March 31, 2020, the commitments for the purchase of property, plant and equipment were INR 6,298 million (US$ 83.5 million).

Guarantees

The Company issues irrevocable performance bank guarantees in relation to its obligation towards construction and transmission infrastructure of solar power plants as required by the PPA and such outstanding guarantees are INR 3,718 million (US$ 49.3 million) as of March 31, 2020.

Further, INR 372 million (US$ 4.9 million) is in relation to commissioned plants which the Company expects to release within a year and INR 9 million (US$ 0.1 million) is bank guarantee towards other commitments.

The Company issued bank guarantees amounting to INR 1,040 million (US$ 13.8 million) as of March 31, 2020 to meet its Debt-Service Reserve Account (DSRA) requirements for its outstanding loans.

The Company has obtained guarantees from financial institutions as a part of the bidding process for establishing solar projects amounting to INR 812 million (US$ 10.8 million) as of March 31, 2020. The Company has given term deposits as collateral for those guarantees which are classified as restricted cash on the consolidated balance sheet.

The terms of the PPAs provide for the delivery of a minimum quantum of electricity at fixed prices.

Contingencies

As of March 31, 2020, the Company had a contingent of liability of INR 415 million (US$ 5.5 million) for projects completed beyond the contractually agreed dates. The Company has filed an appeal against such demands and has received a stay order from the appellant authorities. Management believes the reason for delay was not attributable to the Company, based on advice from its legal advisors and the facts underlying the Company’s position, and therefore management believes that the Company will ultimately not be found liable for these assessments and has not accrued any amount with respect to these matters in its consolidated financial statements.

During the year, the Company received a demand of INR 120 million (US$ 1.6 million), related to services tax assessment through July 31, 2017. The company is contesting the demand and is confident that there should not be a tax outflow related to this claim.

Refer Note 20 for details of arbitration proceedings with the erstwhile CEO and erstwhile COO of the Company.